CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	250,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	125,961,571
Common stock, shares issued	72,390,413	6,248,192
Common stock, shares outstanding	72,390,413	6,248,192
Temporary Equity Shares Outstanding			18,446,525
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0
Temporary Equity Shares Outstanding		27,600,000	27,600,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Class B common stock
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, shares issued		6,900,000	6,900,000
Common stock, shares outstanding		6,900,000	6,900,000